Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Intangible Assets Net [Abstract]
Amortization expenses	$ 666,971	$ 37,178